                     -------------------------------------

                                 Annual Report
                               December 31, 1999

                                  Legg Mason
                                    Income
                                  Trust, Inc.


                         U.S. Government Intermediate

                               Investment Grade

                                  High Yield




                                Navigator Class


                            [Legg Mason Funds Logo]

                           The Art of Investing/SM/


                     -------------------------------------

To Our Shareholders,

  We are pleased to provide you with Legg Mason Income Trust's annual report, combining reports for the Navigator Classes of the Legg Mason U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio and High Yield Portfolio.

  The following table summarizes key statistics for the Navigator shares of each portfolio, as of December 31, 1999:

                                                                          Net Asset Value
                             SEC Yield/1/           Average Life             Per Share
                             ------------           ------------          ---------------
Government Intermediate         6.02%                 9.60 years              $ 9.92
Investment Grade                7.12%                12.71 years              $ 9.79
High Yield                      9.28%                 7.01 years              $14.97

  In calendar 1999, total returns for the Navigator Class of shares of the Government Intermediate, Investment Grade and High Yield Portfolios were +0.04%, -0.33% and +9.02%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions). Beginning on page 2, portfolio managers responsible for the Income Trust discuss recent results and the investment outlook. The Funds' total returns in various periods since their inceptions are shown on subsequent pages of the report.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  We are pleased to report that Legg Mason has made a seamless transition into the new century. Our critical internal and external systems are operating free of Y2K disruptions. Internal and external operations, including the Fund's custodian and transfer agency, are running smoothly, and Fund shareholders are receiving uninterrupted account maintenance and transaction support.

                                                        Sincerely,

                                                        /s/ John F. Curley, Jr.
                                                        -----------------------
                                                        John F. Curley, Jr.
                                                        Chairman

February 2, 2000



-----------
/1/SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended December 31, 1999.

Portfolio Managers' Comments
Legg Mason Income Trust, Inc.

Market Overview

  1999 proved to be the second-worst year in recorded history for the bond market. Treasury yields rose by more this past year than they declined in the prior year. Although corporate spreads narrowed in the second half, they still ended up much wider than they were at the beginning of 1998, despite the fact that the health of the economy and corporate earnings have exceeded even the most optimistic of projections. Mortgage spreads also narrowed but remain unusually wide, despite a measurable decrease in prepayment risk.

  Not only were these developments contrary to what would normally be expected, they were difficult to explain. Monetary tightening fears -- driven by the Federal Reserve's insistence that "above-trend" economic growth must eventually rekindle inflation pressures -- wider swap spreads, and Y2K-related hedging were likely but not completely satisfying explanations. In what was probably an unprecedented development, the Fed last year appeared much more concerned about the prospects for future inflation than the market. For despite the drumbeat of concerns about the inflationary potential of a strong economy, core inflation fell last year to its lowest level in 34 years. Plus, the yield curve flattened significantly, a sign that the Fed was not falling behind the inflation curve. The dollar strengthened dramatically against the Euro and most other major currencies, suggesting that dollars may actually be in short supply relative to demand. Although the dollar fell significantly only against the Japanese yen, the reality of Japanese deflation attests to overly tight Japanese monetary policy, not weak U.S. monetary policy.

U.S. Government Intermediate and Investment Grade Portfolios

  Despite the headwinds of rising interest rates, results for both Funds were encouraging, since the negative impact of higher yields was more than offset by gains from other strategies. A pronounced flattening of the yield curve benefited the Funds' barbell exposure to interest rates. An overweight exposure to corporate bonds and emerging market debt made a major contribution to returns since spreads narrowed sharply toward the end of the year. Mortgage overexposure was also rewarded, as reduced prepayment risk and declining volatility resulted in tighter spreads. A moderate exposure to inflation-indexed bonds subtracted from performance for the period, as real yields rose in line with the rise in nominal yields.

  Government Intermediate Navigator Class produced a total return of +0.04% for the year, versus the Salomon Bros. Medium-Term Treasury/Government-Sponsored Index return of +0.49%. Investment Grade Navigator Class generated a total return of -0.33% versus the Salomon Bros. Broad Investment Grade Index return of -0.83%.

High Yield Portfolio

  Although yields rose in 1999, the High Yield portfolio outperformed due to a general narrowing of credit spreads and selecting issues and sectors that outperformed on a relative basis. The Fund also emphasized large, liquid single `B' issues while decreasing the amount of `CCC' rated issues, which contributed significantly to performance as Y2K concerns increased demand for higher quality credits. Throughout the year we favored the primary market for value while opportunistically adding to secondary market positions that appeared cheap. Performance was also driven by overweighting

Legg Mason Income Trust, Inc.



telecommunication, media, cable and basic industrial sectors and avoiding the lagging sectors such as consumer goods, retail/textile and finance.

  For the year, High Yield Navigator Class posted a total return of +9.02% versus the Lehman Brothers High Yield Index return of +2.39%

Market Commentary and Outlook

  Despite the continued rise in interest rates, our outlook has not changed materially. We continue with our long-held beliefs that inflation will remain low thanks to restrictive monetary policy, and that low inflation is compatible with and even conducive to healthy economic growth. Both nominal and real yields thus appear very attractive at current levels. The Federal Reserve has left itself plenty of room to ease policy should troubles develop.

  We have already seen the impact of the announced U.S. Treasury buy-back program on the U.S. yield curve. Given the size of this program, long-term Treasury yields have declined significantly relative to short-term and intermediate yields, creating the most dramatic inverted curve since 1983-84. At that time, investors were purchasing long Treasuries to re-package them as STRIPs. We expect continued future U.S. budget surpluses to impact the amount and timing of Treasury financing going forward as well.

  With the continued rise in real rates, inflation-indexed bonds offer exceptional value as well as attractive hedging properties. Therefore, we remain aggressively overweight in this sector. It is expected that the Treasury will continue to issue both 10- and 30-year U.S. Treasury Inflation-Protected Securities ("TIPS"). Corporate bond spreads continue to represent excellent value, so we remain overweight to the sector, particularly to credits in the lower end of the sector. Mortgage spreads, on the other hand, have declined enough to warrant a less aggressive, yet overweight, position than in the past.

  There are several trends and risks that may impact the High Yield market in 2000. The year commenced with pent-up supply and a growing calendar that has so far been absorbed by CBO issuers and demand from high grade investors reaching for additional yield. The risks include a potential disruption in the equity markets and multiple tightenings by the Federal Reserve. However, we remain constructive on high yield for the full year, assuming rational equity market levels and modest economic growth expectations. Since spreads are historically wide for smaller, less liquid high yield issues, we are selectively positioning these types of credits that have visible fundamental tightening potential.

Conclusion

  On balance over time, we expect that the portfolios will benefit handsomely from a decline in interest rates to levels that are more commensurate with today's benign inflation environment. In addition, we believe that today's relatively wide spreads in corporate, emerging market and mortgage debt are unlikely to persist, and that they also will return to levels more commensurate with what appear to be reasonably healthy economic fundamentals.

                                                Western Asset Management Company

February 2, 2000

   Performance Information
   Legg Mason Income Trust, Inc.

   Performance Comparison of a $50,000 Investment as of December 31, 1999

     The returns shown on these pages are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

     The following graphs compare each Fund's total returns against that of the most closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $50,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

     The Government Intermediate, Investment Grade and High Yield Portfolios each have two classes of shares: Primary Class and Navigator Class. Information about the Primary Class, offered to retail investors, is contained in a separate report to its shareholders.

U.S. Government Intermediate-Term Portfolio - Navigator Class

                       Cumulative           Average Annual
                      Total Return           Total Return
                      ------------          --------------
 One Year                 +0.04%                 +0.04%
 Five Years              +38.53                  +6.74
 Life of Class/+/        +39.23                  +6.73
 ---------------------------------------------------------
 /+/Inception Date -- December 1, 1994

                             [GRAPH APPEARS HERE]

                                                       Salomon Brothers
                            U.S. Government               Medium-Term
                             Intermediate--           Treasury/Government-
                            Navigator Class           Sponsored Index/(1)/
                            ---------------           --------------------
12/1/94                         50,000                     50,000
12/94                           50,251                     50,183.39
3/95                            52,270                     52,270.35
6/95                            54,831                     54,705.53
9/95                            55,798                     55,527.31
12/95                           57,512                     57,401.86
3/96                            57,156                     57,030.43
6/96                            57,633                     57,397.22
9/96                            58,602                     58,383.82
12/96                           60,439                     59,738.38
3/97                            60,684                     59,758.11
6/97                            60,883                     61,397.03
9/97                            60,390                     62,979.08
12/97                           62,041                     64,390.51
3/98                            65,900                     65,392.2
6/98                            67,224                     66,591.22
9/98                            69,468                     69,665.95
12/98                           69,589                     69,866.75
3/99                            69,395                     69,690.55
6/99                            68,697                     69,514.24
9/99                            69,426                     70,241.66
12/99                           69,615                     70,211.02

/(1)/ The Salomon Brothers Medium-Term Treasury/Government-Sponsored Index is an all-inclusive universe of institutionally traded U.S. Treasury and government-sponsored securities. The Index is market-capitalization weighted and includes fixed-rate bonds with maturities between 1 and 10 years.

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Navigator Class

                 Cumulative   Average Annual
                Total Return   Total Return
                ------------  --------------
One Year            -0.33%        -0.33%
Life of Class/+/   +26.54         +6.00
-----------------------------------------
/+/Inception Date -- December 1, 1995

                             [GRAPH APPEARS HERE]

                                                Salomon Brothers
                  Investment Grade --           Broad Investment-
                    Navigator Class           Grade Bond Index/(2)/
                  -------------------         ---------------------
12/1/95                50,000                       50,000
12/95                  50,711                       50,690.69
3/96                   49,996                       49,804.88
6/96                   50,211                       50,049.47
9/96                   51,347                       50,984.74
12/96                  53,188                       52,524.6
3/97                   53,009                       52,253.45
6/97                   55,226                       54,135.9
9/97                   57,335                       55,935.91
12/97                  59,012                       57,586.61
3/98                   59,980                       58,514.56
6/98                   61,110                       59,867.54
9/98                   62,590                       62,350
12/98                  63,481                       62,604.66
3/99                   62,691                       62,315.92
6/99                   62,183                       61,737.54
9/99                   62,727                       62,183.46
12/99                  63,270                       62,083.98

/(2)/ The Salomon Brothers Broad Investment Grade Bond Index is a market-weighted index that contains approximately 4,700 individually priced investment grade bonds rated BBB or better. The Index includes U.S. Treasury/agency issues, mortgage pass-through securities and corporate issues.


High Yield Portfolio -- Navigator Class

                     Cumulative     Average Annual
                    Total Return     Total Return
                    ------------    --------------
One Year               +9.02%*          +9.02%
Life of Class/+/       +1.48*           +0.89
--------------------------------------------------
* Reflects total return for a Navigator share held
  from the beginning of each period shown through
  January 28, 1999, converted to a Primary share
  for the period January 29 through March 7, 1999,
  and reconverted to a Navigator share for the
  period March 8 through December 31, 1999.
--------------------------------------------------
/+/Inception Date -- May 5, 1998

                             [GRAPH APPEARS HERE]

                       High Yield --          Lehman High
                      Navigator Class      Yield Index/(3)/

5/5/98                   50,000                50,000
6/98                     51,321                50,355
9/98                     46,508                48,065
12/98                    46,545                49,085
3/99                     51,763                49,995
6/99                     50,539                50,165
9/99                     47,059                49,450
12/99                    50,740                50,260

/(3)/ The Lehman Brothers High Yield Index is comprised of approximately 760 publicly traded below-investment-grade U.S. corporate bonds. Index returns are for the periods beginning April 30, 1998.

Statement of Net Assets
Legg Mason Income Trust, Inc.
December 31, 1999
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                                                          Rate       Maturity Date       Par/Shares     Value
   ---------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 3.0%
   Banking and Finance -- 3.0%
   Crestar Capital Trust I                                                8.16%             12/15/26      $ 10,000     $  9,349
                                                                                                                       --------
   Total Corporate Bonds and Notes  (Identified Cost -- $11,026)                                                          9,349
   ---------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 1.6%
   Green Tree Financial Corporation                                       6.32%              8/15/08         4,323        4,310
   SLM Student Loan Trust 1998-2                                         5.544%              4/25/07           470          468/A/
                                                                                                                       --------
   Total Asset-Backed Securities  (Identified Cost -- $4,789)                                                             4,778
   ---------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 19.0%
   Fixed-Rate Securities -- 7.6%
   United States Treasury Bonds                                          6.125%              8/15/29         4,000        3,813
   United States Treasury Notes                                          5.875%             11/15/04        20,000       19,609
                                                                                                                       --------
                                                                                                                         23,422
                                                                                                                       --------
   Indexed Securities -- 11.4%
   United States Treasury Inflation-
    Indexed Security                                                     3.875%              4/15/29        37,376       34,888/B/
                                                                                                                       --------
   Total U.S. Government and Agency Obligations  (Identified Cost -- $60,037)                                            58,310
   ---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 60.6%
   Fixed-Rate Securities -- 58.3%
   Fannie Mae                                                            11.50%               4/1/04           342          345
   Fannie Mae                                                            6.625%              9/15/09        30,000       29,137
   Fannie Mae                                                             8.50%     6/1/10 to 8/1/11         1,570        1,607
   Fannie Mae                                                             5.50%               1/1/14           192          178/C/
   Fannie Mae                                                             9.50%               7/1/14           509          535
   Fannie Mae                                                            11.00%              12/1/15           422          454
   Fannie Mae                                                            12.50%    11/1/12 to 4/1/18         1,516        1,650
   Fannie Mae                                                             9.00%              11/1/21         1,119        1,166
   Fannie Mae                                                             6.00%    11/1/27 to 4/1/29         3,342        3,056
   Fannie Mae                                                             6.50%    11/1/10 to 8/1/29        37,228       35,474
   Fannie Mae                                                             7.00%     1/1/13 to 8/1/29        30,630       29,701
   Freddie Mac                                                            8.75%    2/1/01 to 10/1/01           242          245
   Freddie Mac                                                            8.25%               2/1/08           206          209
   Freddie Mac                                                           6.625%              9/15/09        27,600       26,815
   Freddie Mac                                                            9.75%   11/1/09 to 11/1/14           262          274
   Freddie Mac                                                            9.00%     2/1/02 to 1/1/21         1,645        1,709
   Freddie Mac                                                            8.50%    12/1/08 to 6/1/21         1,109        1,135
   Freddie Mac                                                            6.50%               4/1/29        32,092       30,257
   Government National Mortgage Association                               9.00%   7/15/04 to 9/15/22         2,452        2,534
   Government National Mortgage Association                               6.00%   5/15/14 to 3/15/29         8,687        7,924
   Government National Mortgage Association                               6.50%   7/15/28 to 3/15/29         4,863        4,563
                                                                                                                       --------
                                                                                                                        178,968
                                                                                                                       --------

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                                                          Rate       Maturity Date       Par/Shares     Value
   ---------------------------------------------------------------------------------------------------------------------------------
   Indexed Securities -- 2.3%
   Government National Mortgage Association                              6.125%             10/20/17      $    436     $    444/A/
   Government National Mortgage Association                              6.125%             12/20/21         1,559        1,586/A/
   Government National Mortgage Association                              6.375%              6/20/22         2,525        2,561/A/
   Government National Mortgage Association                               6.75%              7/20/22         1,854        1,873/A/
   Government National Mortgage Association                               6.75%              8/20/22           643          649/A/
                                                                                                                       --------
                                                                                                                          7,113
                                                                                                                       --------
   Total U.S. Government Agency Mortgage-Backed Securities  (Identified Cost -- $191,440)                               186,081
   ---------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/D/ -- 3.0%
   Corporate -- 2.1%
   Petrozuata Finance, Inc.                                               7.63%               4/1/09         3,910        3,067/E/
   Petrozuata Finance, Inc.                                               8.22%               4/1/17         5,000        3,488/E/
                                                                                                                       --------
                                                                                                                          6,555
                                                                                                                       --------
   Foreign Governments -- 0.9%
   Argentina Republic                                                        0%             10/15/01         3,310        2,780/F/
                                                                                                                       --------
   Total Yankee Bonds  (Identified Cost -- $10,582)                                                                       9,335
   ---------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments -- 12.4%
   Commercial Paper -- 1.5%
   Houston Industrial Finance                                             6.30%              2/11/00         4,700        4,666
                                                                                                                       --------
   Corporate Bonds and Notes -- 1.1%
   US  West Capital Funding Incorporated                                  6.20%              3/24/00         1,200        1,183
   US  West Capital Funding Incorporated                                 6.571%              6/15/00         2,200        2,199/A/
                                                                                                                       --------
                                                                                                                          3,382
                                                                                                                       --------
   U. S. Government Agency -- 0.6%
   Fannie Mae                                                                0%              5/11/00         2,000        1,960/F,G/
                                                                                                                       --------
   U. S. Government Agency Mortgage-Backed Securities -- N.M.
   Freddie Mac                                                           10.75%               7/1/00             2            2
                                                                                                                       --------
   Options Purchased/H/ -- 0.1%
   Lehman CMBS Investment Grade Index Call,
    February 2000, Strike Price $100.00                                                                        166/I/       207
                                                                                                                       --------
   Repurchase Agreements -- 9.1%
   Lehman Brothers, Inc.
    3.75%, dated 12/31/99, to be repurchased at
    $2,833 on 1/3/00 (Collateral: $3,145 Freddie Mac notes,
    6.35%, due 2/10/14, value $2,889)                                                                        2,832        2,832

                                                                                                         Par/Shares     Value
   ---------------------------------------------------------------------------------------------------------------------------------
   Repurchase Agreements -- Continued
   Merrill Lynch Government Securities, Inc.
    4.10%, dated 12/31/99, to be repurchased at $25,009 on 1/3/00
    (Collateral: $25,500 Freddie Mac medium-term notes,
    6.71%, due 3/6/09, value $26,047)                                                                     $ 25,000     $ 25,000
                                                                                                                       --------
                                                                                                                         27,832
                                                                                                                       --------
   Total Short-Term Investments  (Identified Cost -- $38,009)                                                            38,049
   ---------------------------------------------------------------------------------------------------------------------------------
   Total Investments -- 99.6%  (Identified Cost -- $315,883)                                                            305,902
   Other Assets Less Liabilities -- 0.4%                                                                                  1,381
                                                                                                                       --------
   Net assets consisting of:
   Accumulated paid-in-capital applicable to:
    30,060 Primary Class shares outstanding                                                               $320,371
    915 Navigator Class shares outstanding                                                                   9,326
   Accumulated net realized gain/(loss) on investments,    options and futures                             (13,788)
   Unrealized appreciation/(depreciation) of investments, options and futures                               (8,626)
                                                                                                          --------
   NET ASSETS -- 100.0%                                                                                                $307,283
                                                                                                                       ========
   NET ASSET VALUE PER SHARE:
    PRIMARY CLASS                                                                                                         $9.92
                                                                                                                          =====
    NAVIGATOR CLASS                                                                                                       $9.92
                                                                                                                          =====

                                                                                Expiration          Actual      Appreciation/
                                                                                   Date           Contracts     (Depreciation)
   ---------------------------------------------------------------------------------------------------------------------------------
   Options Written/H/
   Lehman CMBS Investment Grade Index Put, Strike Price $100.00                   February 00         16,600         $  166
                                                                                                                     ------
   Futures Contracts Written/H/
   U.S. Treasury Bond Futures                                                     March 00                14         $   46
   U.S. Treasury Note Futures                                                     March 00                60            123
   U.S. Treasury Note Futures                                                     March 00               711          1,020
                                                                                                                     ------
                                                                                                                     $1,189
   ---------------------------------------------------------------------------------------------------------------------------------

   /A/ Indexed Securities -- The rate of interest on these securities is tied to the London Interbank Offered Rate (LIBOR), the One-Year Treasury Constant Maturity Rate, or a similar index. The coupon rate is the rate as of December 31, 1999.
   /B/ United States Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
   /C/ When-issued security -- Security purchased on a delayed delivery basis.
       Final settlement amount and maturity date have not yet been announced. /D/ Yankee Bonds -- Dollar-denominated bonds issued in the U.S. by foreign entities.
   /E/ Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 2.1% of net assets.
   /F/ Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
   /G/ Collateral to cover futures contracts.
   /H/ Options and futures are described in more detail in the notes to financial statements.
   /I/ This represents the actual number of contracts.
   N.M. - Not meaningful.

   See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
December 31, 1999
(Amounts in Thousands)

Investment Grade Income Portfolio

                                                                    Rate         Maturity Date     Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 34.5%
 Aerospace/Defense -- 3.4%
 Lockheed Martin Corporation                                        9.00%              1/15/22      $  3,500        $  3,689
 Raytheon Company                                                   6.40%             12/15/18         3,000           2,499
                                                                                                                    --------
                                                                                                                       6,188
                                                                                                                    --------
 Automotive -- 1.1%
 American Axle & Manufacturing Holdings,  Inc.                      9.75%               3/1/09            70              71
 Ford Motor Company                                                 7.70%              5/15/97         1,000             959
 J. L. French Automotive Castings                                  11.50%               6/1/09           100             103/A/
 Lear Corporation                                                   7.96%              5/15/05           270             260/A/
 Lear Corporation                                                   8.11%              5/15/09           740             696/A/
                                                                                                                    --------
                                                                                                                       2,089
                                                                                                                    --------
 Banking and Finance -- 4.4%
 Associates Corporation, North America                              8.15%               8/1/09         1,000           1,038
 Dresdner Funding Trust I                                          8.151%              6/30/31           200             188/A/
 General Motors Acceptance Corporation                                 0%              6/15/15         2,700             780/B/
 IBJ Preferred Capital Corp. LLC                                    8.79%             12/29/49         1,560           1,474/A/
 KBC Bank Funding Trust III                                         9.86%             11/29/49           200             207
 SB Treasury Company LLC                                            9.40%             12/29/49         1,790           1,773/A/
 Socgen Real Estate Co. LLC                                         7.64%             12/29/49           180             163/A/
 Tokai Preferred Capital Company LLC                                9.98%             12/29/49           480             475/A/
 Transamerica Finance Corporation                                   7.25%              8/15/02         2,000           1,996
                                                                                                                    --------
                                                                                                                       8,094
                                                                                                                    --------
 Building Materials -- 0.1%
 American Standard Companies, Inc.                                 7.625%              2/15/10            25              23
 American Standard Companies, Inc.                                  8.25%               6/1/09            37              36
 Nortek Inc.                                                       8.875%               8/1/08           100              95
                                                                                                                    --------
                                                                                                                         154
                                                                                                                    --------
 Cable -- 2.2%
 Century Communications Corp.                                      8.875%              1/15/07            39              38
 Charter Communication Holdings LLC                                8.625%               4/1/09            75              70
 Cablevision Systems Corporation                                   8.125%              8/15/09           230             226
 NTL Communications Corporation                                        0%              10/1/08            50              35/C/
 TCI Communications, Inc.                                          6.375%               5/1/03           240             235
 TCI Communications, Inc.                                          7.125%              2/15/28           540             497
 TCI Communications, Inc.                                          7.875%              2/15/26         2,950           2,966
                                                                                                                    --------
                                                                                                                       4,067
                                                                                                                    --------

                                                                    Rate         Maturity Date     Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------------
 Chemicals -- 1.2%
 Dow Chemical Company                                              7.375%              11/1/29      $    290        $    277
 Lyondell Chemical Company                                         9.875%               5/1/07            30              31
 Rohm & Haas Company                                                7.85%              7/15/29         2,000           2,016
                                                                                                                    --------
                                                                                                                       2,324
                                                                                                                    --------
 Construction and Machinery -- 0.1%
 Terex Corporation                                                 8.875%               4/1/08           132             125
                                                                                                                    --------
 Diversified Services -- 1.0%
 Loews Corporation                                                 7.625%               6/1/23         2,000           1,834
                                                                                                                    --------
 Electric -- 5.6%
 Calpine Corporation                                                7.75%              4/15/09            49              46
 Cleveland Electric Illumination Co.                                7.88%              11/1/17           850             806/A/
 CMS Energy Corporation                                             7.50%              1/15/09           100              90
 Connecticut Light and Power Company                               7.875%               6/1/01         1,750           1,767
 Edison Mission Energy                                              7.73%              6/15/09         2,000           1,979/A/
 Gulf States Utilities Corp.                                        8.25%               4/1/04         1,800           1,848
 Niagara Mohawk Power Corporation                                      0%               7/1/10           720             537/C/
 Niagara Mohawk Power Corporation                                   7.25%              10/1/02           476             475
 Niagara Mohawk Power Corporation                                   7.75%              10/1/08         1,010           1,008
 North Atlantic Energy Service Corporation                          9.05%               6/1/02           564             572
 System Energy Resources, Inc.                                      7.43%              1/15/11           684             662
 The AES Corporation                                                9.50%               6/1/09           500             507
                                                                                                                    --------
                                                                                                                      10,297
                                                                                                                    --------
 Entertainment -- 0.7%
 Walt Disney Company                                                5.62%              12/1/08         1,550           1,370
                                                                                                                    --------
 Environmental Services -- 0.8%
 Safety-Kleen Corp.                                                 9.25%              5/15/09           122             118
 Waste Management, Inc.                                            7.375%              5/15/29         1,700           1,338/A/
                                                                                                                    --------
                                                                                                                       1,456
                                                                                                                    --------
 Food, Beverage and Tobacco -- 2.8%
 J. Seagram & Sons                                                  6.40%             12/15/03           700             675
 J. Seagram & Sons                                                  6.80%             12/15/08           340             319
 J. Seagram & Sons                                                  7.50%             12/15/18           430             407
 J. Seagram & Sons                                                  7.60%             12/15/28           210             198
 R.J. Reynolds Tobacco Holdings Co.                                 7.75%              5/15/06         1,280           1,131
 R.J. Reynolds Tobacco Holdings Co.                                7.875%              5/15/09           860             730
 The Pepsi Bottling Group Incorporated                              7.00%               3/1/29         1,800           1,628
                                                                                                                    --------
                                                                                                                       5,088
                                                                                                                    --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                                    Rate         Maturity Date     Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------------
 Gaming -- 0.1%
 Horseshoe Gaming Holdings, Inc.                                   8.625%              5/15/09      $     69        $     66
 International Game Technology                                     8.375%              5/15/09            70              68
                                                                                                                    --------
                                                                                                                         134
                                                                                                                    --------
 Gas and Pipeline Utilities -- 3.7%
 CMS Panhandle Holding Company                                     6.125%              3/15/04           400             379
 Conoco Inc.                                                        6.95%              4/15/29         1,800           1,623
 The Williams Companies, Inc.                                      7.625%              7/15/19         2,000           1,922
 Union Oil Company of California                                    7.35%              6/15/09         3,000           2,919
                                                                                                                    --------
                                                                                                                       6,843
                                                                                                                    --------
 Media -- 0.9%
 AMFM Inc.                                                          8.00%              11/1/08            63              63
 EchoStar Communications Corporation                               9.375%               2/1/09            62              62
 News America Holdings Incorporated                                 8.25%             10/17/96           200             185
 News America Holdings Incorporated                                8.875%              4/26/23           500             527
 News America Incorporated                                         7.625%             11/30/28         1,000             932
                                                                                                                    --------
                                                                                                                       1,769
                                                                                                                    --------
 Retail -- 1.0%
 Kmart Corporation                                                  7.95%               2/1/23         2,000           1,820
                                                                                                                    --------
 Telecommunications -- 3.4%
 AT&T Corporation                                                   9.65%              3/31/27         1,650           1,814
 GTE Corporation                                                    6.94%              4/15/28         1,700           1,540
 Hyperion Telecommunications Inc.                                  12.00%              11/1/07            41              44
 Lucent Technologies Incorporated                                   5.50%             11/15/08         1,860           1,647
 McLeodUSA Incorporated                                            8.125%              2/15/09            60              56
 NEXTLINK Communications Inc.                                      10.75%               6/1/09           136             140
 Sprint Capital Corp.                                               6.90%               5/1/19         1,080             982
                                                                                                                    --------
                                                                                                                       6,223
                                                                                                                    --------
 Transportation -- 2.0%
 Consolidated Rail Corporation                                     7.875%              5/15/43           600             584
 Norfolk Southern Corporation                                       7.70%              5/15/17         3,100           3,028
                                                                                                                    --------
                                                                                                                       3,612
                                                                                                                    --------
 Total Corporate Bonds and Notes  (Identified Cost -- $66,287)                                                        63,487
---------------------------------------------------------------------------------------------------------------------------------

                                                                    Rate         Maturity Date     Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 2.2%
 Fixed-Rate Securities -- 0.6%
 ANRC Auto Owner Trust                                              6.54%             11/15/02      $    280        $    280
 Green Tree Financial Corporation                                   7.85%              7/15/04           801             799
                                                                                                                    --------
                                                                                                                       1,079
                                                                                                                    --------
 Indexed Securities -- 1.6%
 World Omni Automobile Lease Securitization                       6.7125%              2/15/02         2,800           2,801/D/
 SLM Student Loan Trust 1997-2                                     5.404%             10/25/05           182             181/D/
                                                                                                                    --------
                                                                                                                       2,982
                                                                                                                    --------
 Total Asset-Backed Securities (Identified Cost -- $4,069)                                                             4,061
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 4.5%
 Fixed-Rate Securities -- 4.2%
 Asset Securitization Corporation                                   6.92%              2/14/29         1,108           1,078
 CAPCO America Securitization Corporation                           6.26%              9/15/08           800             737
 Commercial Mortgage Asset Trust                                    6.64%              9/17/10           500             468
 Nationslink Funding Corporation                                   5.805%              2/10/01           989             983
 Nomura Asset Securities Corporation                                8.15%               3/4/20           600             615
 Nomura Asset Securities Corporation                                6.59%              3/15/30         2,000           1,883
 Nomura Asset Securities Corporation                                7.12%              4/13/36           680             666
 Oakdale Mall Trust 94-1 Class A                                    7.95%               5/1/06         1,000           1,003/A/
 PSB Financial Corporation II                                      11.05%              12/1/15           322             340
                                                                                                                    --------
                                                                                                                       7,773
                                                                                                                    --------
 Variable-Rate Securities/E/ -- 0.3%
 Resolution Trust Corporation                                      6.896%              4/25/28           319             317/A/
 Resolution Trust Corporation                                      7.712%              9/25/29           178             180
                                                                                                                    --------
                                                                                                                         497
                                                                                                                    --------
 Total Mortgage-Backed Securities (Identified Cost -- $8,517)                                                          8,270
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 7.4%
 Fixed-Rate Securities -- 0.9%
 United States Treasury Bonds                                       8.00%             11/15/21         1,370           1,555
                                                                                                                    --------
 Indexed Securities/F/ -- 6.5%
 United States Treasury Inflation-
  Indexed Security                                                 3.625%   1/15/08 to 4/15/28        10,217           9,381
 United States Treasury Inflation-
  Indexed Security                                                 3.875%              4/15/29         2,763           2,578
                                                                                                                    --------
                                                                                                                      11,959
                                                                                                                    --------
 Total U.S. Government and Agency Obligations  (Identified Cost -- $14,464)                                           13,514
---------------------------------------------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                                    Rate         Maturity Date     Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 28.6%
 Fixed-Rate Securities -- 27.0%
 Fannie Mae                                                         8.00%    4/25/06 to 3/1/10      $    825        $    835
 Fannie Mae                                                         6.00%     9/1/25 to 4/1/29         2,052           1,889
 Fannie Mae                                                         6.50%     8/1/28 to 4/1/29        15,240          14,358
 Freddie Mac                                                        8.75%   10/1/01 to 10/1/08           294             300
 Freddie Mac                                                        8.50%    2/1/04 to 11/1/09           276             281
 Freddie Mac                                                        6.00%               2/1/14         1,865           1,734
 Freddie Mac                                                        7.50%     6/1/24 to 9/1/24         1,240           1,232
 Freddie Mac                                                        8.00%               7/1/26           620             627
 Freddie Mac                                                        7.00%     8/1/24 to 4/1/29         7,568           7,353
 Freddie Mac                                                        6.50%               1/1/30         3,200           3,017/G/
 Freddie Mac                                                        7.00%               1/1/30         1,300           1,258/G/
 Government National Mortgage Association                           9.00%   7/15/16 to 6/15/17           673             709
 Government National Mortgage Association                           7.00%   2/15/23 to 8/15/25         6,794           6,607
 Government National Mortgage Association                           8.00%             12/15/26           996           1,006
 Government National Mortgage Association                           7.50%   2/15/23 to 7/15/28         5,542           5,498
 Government National Mortgage Association                           6.00%   4/15/14 to 3/15/29         3,262           3,008
                                                                                                                    --------
                                                                                                                      49,712
                                                                                                                    --------
 Indexed Securities/D/ -- 1.3%
 Government National Mortgage Association                          6.125%             10/20/22           323             328
 Government National Mortgage Association                          6.375%              6/20/23         2,113           2,139
                                                                                                                    --------
                                                                                                                       2,467
                                                                                                                    --------
 Variable-Rate Securities/E/ -- 0.3%
 Freddie Mac                                                       6.917%               9/1/24           441             452
                                                                                                                    --------
 Total U.S. Government Agency Mortgage-Backed Securities  (Identified Cost -- $54,429)                                52,631
---------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/H/ -- 20.5%
 Corporate -- 15.6%
 Imperial Tobacco Group plc                                        7.125%               4/1/09         1,820           1,636
 Korea Development Bank                                             6.75%              12/1/05         1,020             961
 PDVSA Finance LTD 1999-I                                           9.75%              2/15/10         4,000           3,763/A/
 PDVSA Finance LTD 1999-K                                           9.95%              2/15/20           800             732/A/
 Petroleos Mexicanos                                                9.50%              9/15/27         1,340           1,343
 Petroliam Nasional Berhad                                         7.625%             10/15/26           450             400
 Pohang Iron & Steel Company Ltd.                                  7.375%              5/15/05         3,000           2,899
 Rothmans Nederland Holdings BV                                    6.875%               5/6/08           700             631
 Royal Sun Alliance Insurance Group PLC                             8.95%             10/15/29         2,750           2,749/A/
 Sanwa Finance Aruba AEC                                            8.35%              7/15/09         1,860           1,874
 Tata Electric Company                                              8.50%              8/19/17         2,000           1,722/A/
 Telefonica de Argentina                                          11.875%              11/1/04         4,000           4,080
 Teleglobe Canada Inc                                               7.20%              7/20/09         2,000           1,879

                                                                    Rate         Maturity Date     Par/Shares        Value
---------------------------------------------------------------------------------------------------------------------------------
 Yankee Bonds -- Continued
 Worldwide Fiber Inc.                                              12.00%               8/1/09      $     80        $     83
 YPF Sociedad Anonima                                               7.50%             10/26/02           703             693/A/
 YPF Sociedad Anonima                                              9.125%              2/24/09         3,000           3,121
 ZSC Specialty Chemicals PLC                                       11.00%               7/1/09           129             134/A/
                                                                                                                    --------
                                                                                                                      28,700
                                                                                                                    --------
 Foreign Governments -- 4.9%
 Province of Manitoba                                               9.50%              9/15/18         1,080           1,299
 Republic of Argentina                                             11.75%               4/7/09         1,025           1,025
 Republic of Argentina                                            11.375%              1/30/17           730             725
 Republic of Argentina                                              9.75%              9/19/27           341             306
 Republic of Colombia                                               9.75%              4/23/09           460             441
 Republic of Panama                                                 6.50%              7/17/16           507             399/I/
 Republic of Panama                                                9.375%               4/1/29           200             191
 Republic of Peru                                                   4.50%               3/7/17           750             519/A/
 Republic of Philippines                                           9.875%              1/15/19           360             354
 Republic of Philippines                                            9.50%             10/21/24           550             557
 United Mexican States                                            10.375%              2/17/09           410             438
 United Mexican States                                             11.50%              5/15/26         2,280           2,707
                                                                                                                    --------
                                                                                                                       8,961
                                                                                                                    --------
 Total Yankee Bonds  (Identified Cost -- $37,988)                                                                     37,661
---------------------------------------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 0.3%
 News Corporation Limited  (Identified Cost -- $650)                                                   10 shs            591
---------------------------------------------------------------------------------------------------------------------------------
Warrants -- N.M.
 Republic of Argentina  (Identified Cost -- $18)                                                        1 wt               1
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments -- 2.9%
 Corporate Bonds and Notes -- 1.2%
 TRW Incorporated                                                   6.22%              2/15/00      $  1,000             992
 US West Capital Funding Incorporated                              6.571%              6/15/00         1,100           1,100/A,D/
                                                                                                                    --------
                                                                                                                       2,092
                                                                                                                    --------
 U.S. Government Agency -- 0.5%
 Fannie Mae                                                            0%              5/11/00         1,000             980/B,J/
                                                                                                                    --------
 Options Purchased/K/ -- N.M.
 Lehman CMBS Investment Grade Index Call,
  February 2000, Strike Price $100.00                                                                  46/L/              57
                                                                                                                    --------

 Legg Mason Income Trust, Inc.


 Investment Grade Income Portfolio -- Continued

                                                                                                   Par/Shares        Value
 --------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements -- 1.2%
 Lehman Brothers, Inc.
  3.75%, dated 12/31/99, to be repurchased at $1,102 on
  1/3/00 (Collateral: $1,115 Fannie Mae floating-rate notes,
  6.75%, due 11/15/09, value $1,124)                                                                $  1,102        $  1,102
 Merrill Lynch Government Securities, Inc.
  4.10%, dated 12/31/99, to be repurchased at $1,000 on
  1/3/00 (Collateral: $1,065 Fannie Mae medium-term notes,
  6.375%, due 6/15/09, value $1,023)                                                                   1,000           1,000
                                                                                                                    --------
                                                                                                                       2,102
                                                                                                                    --------
 Total Short-Term Investments  (Identified Cost -- $5,220)                                                             5,231
 --------------------------------------------------------------------------------------------------------------------------------
 Total Investments -- 100.9%  (Identified Cost -- $191,642)                                                          185,447
 Other Assets Less Liabilities -- (0.9)%                                                                              (1,594)
                                                                                                                    --------
 Net assets consisting of:
 Accumulated paid in capital applicable to:
   18,766 Primary Class shares outstanding                                                          $195,216
       24 Navigator Class shares outstanding                                                             252
 Undistributed net investment income                                                                      90
 Accumulated net realized gain/(loss) on investments, options and futures                             (5,838)
 Unrealized appreciation/(depreciation) of investments, options and futures                           (5,867)
                                                                                                    --------
 Net assets -- 100.0%                                                                                               $183,853
                                                                                                                    ========
 Net asset value per share:
  Primary Class                                                                                                        $9.78
                                                                                                                       =====
  Navigator Class                                                                                                      $9.79
                                                                                                                       =====

                                                                                  Expiration               Actual     Appreciation/
                                                                                     Date                 Contracts   (Depreciation)
 -----------------------------------------------------------------------------------------------------------------------------------
 Options Written/K/
 Lehman CMBS Investment Grade Index Put, Strike Price $100.00                     February 00                4,600        $ 46
                                                                                                                          ----
 Futures Contracts Purchased/K/
 U.S. Treasury Bond Futures                                                       March 00                       6        $(32)
                                                                                                                          ----
 Futures Contracts Written/K/
 U.S. Treasury Note Futures                                                       March 00                      30        $ 66
 U.S. Treasury Note Futures                                                       March 00                     169         248
                                                                                                                          ----
                                                                                                                          $314
                                                                                                                          ----

------------------------------------------------------------------------------

   /A/Rule 144a Security -- A security purchased pursuant to Rule 144a under the
      Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 11.9% of net assets.
   /B/Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity. /C/Stepped coupon security -- A bond or preferred stock which amortizes to par by a specified date, at which time it begins to accrue interest or pay dividends.
   /D/Indexed Securities -- The rate of interest on these securities is tied to the London Interbank Offered Rate (LIBOR), the One-Year Treasury Constant Maturity Rate, or a similar index. The coupon rate is the rate as of December 31, 1999.
   /E/The coupon rates shown on variable rate securities are the rates at December 31, 1999. These rates vary with the weighted average coupon of the underlying loans.
   /F/United States Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
   /G/When-issued security -- Security purchased on a delayed delivery basis.
      Final settlement amount and maturity date have not yet been announced. /H/Yankee Bonds -- Dollar-denominated bonds issued in the U.S. by foreign entities.
   /I/Front-Loaded Interest Reduction Bond (FLIRB) -- Security pays a portion of the coupon in cash and a portion is capitalized as an increase in par value.
   /J/Collateral to cover futures contracts.
   /K/Options and futures are described in more detail in the notes to financial statements.
   /L/This represents the actual number of contracts.
   N.M. - Not meaningful.

   See notes to financial statements.

 Statement of Net Assets
 Legg Mason Income Trust, Inc.
 December 31, 1999
 (Amounts in Thousands)


 High Yield Portfolio
                                                     Rate              Maturity Date            Par/Shares            Value
 -------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 75.1%
 Automotive -- 4.6%
 American Axle & Manufacturing Incorporated          9.75%                 3/1/09                $  4,500           $  4,545
 Cambridge Industries Incorporated                  10.25%                7/15/07                   1,500                615
 Federal Mogul Corporation                           7.50%                1/15/09                   4,000              3,627
 Hayes Lemmerz International Inc.                    8.25%               12/15/08                   2,000              1,840
 J.L. French Automotive Castings                    11.50%                 6/1/09                   2,400              2,466
 Tenneco Automotive Inc.                           11.625%               10/15/09                   4,040              4,121/A/
                                                                                                                    --------
                                                                                                                      17,214
                                                                                                                    --------
 Building Materials -- 2.5%
 American Architectural Products Corp.              11.75%                12/1/07                   4,500              1,305
 American Standard Companies, Inc.                  7.625%                2/15/10                   4,000              3,710
 Falcon Building Products, Inc.                         0%                6/15/07                   2,500              1,862/B/
 Nortek Inc.                                        8.875%                 8/1/08                   2,790              2,657
                                                                                                                    --------
                                                                                                                       9,534
                                                                                                                    --------
 Cable -- 8.0%
 Adelphia Communications Corporation                 7.75%                1/15/09                   4,000              3,620
 Adelphia Communications Corporation                7.875%                 5/1/09                   3,629              3,266
 Charter Communication Holdings LLC                 8.625%                 4/1/09                   3,571              3,326
 CSC Holdings Inc.                                  8.125%                7/15/09                   4,500              4,556
 Insight Midwest L.P.                                9.75%                10/1/09                   2,000              2,075/A/
 Mediacom, LLC                                      7.875%                2/15/11                   4,000              3,540
 NTL Incorporated                                       0%                 4/1/08                   2,000              1,395/B/
 NTL Communications Corporation                         0%                10/1/08                   8,000              5,600/B/
 UnitedGlobalCom Inc.                                   0%                2/15/08                   4,300              2,720/B/
                                                                                                                    --------
                                                                                                                      30,098
                                                                                                                    --------
 Chemicals -- 3.5%
 Georgia Gulf Corporation                          10.375%                11/1/07                   2,500              2,612/A/
 Huntsman Corporation                                9.50%                 7/1/07                   4,000              3,820/A/
 Huntsman ICI Chemicals LLC                             0%               12/31/09                   8,750              2,680/A,C/
 Lyondell Chemical Company                          9.625%                 5/1/07                     250                256
 Lyondell Chemical Company                          9.875%                 5/1/07                   3,625              3,761
                                                                                                                    --------
                                                                                                                      13,129
                                                                                                                    --------
 Construction and Machinery -- 3.8%
 Better Minerals and Aggregates Co.                 13.00%                9/15/09                   4,000              4,040/A/
 Chatwins Group, Inc.                               13.00%                 5/1/03                   1,500              1,444
 Terex Corporation                                  8.875%                 4/1/08                   3,000              2,850
 Woods Equipment Company                            12.00%                7/15/09                   6,500              5,980
                                                                                                                    --------
                                                                                                                      14,314
                                                                                                                    --------

                                                     Rate              Maturity Date            Par/Shares            Value
 -------------------------------------------------------------------------------------------------------------------------------
 Consumer Products -- 1.9%
 Decora Industries Incorporated                     11.00%                 5/1/05                $  2,500           $  2,012
 United Industries Corporation                      9.875%                 4/1/09                     500                458
 Weight Watchers International Inc.                 13.00%                10/1/09                   4,500              4,573/A/
                                                                                                                    --------
                                                                                                                       7,043
                                                                                                                    --------
 Electric -- 4.2%
 Calpine Corporation                                 7.75%                4/15/09                   4,000              3,800
 CMS Energy Corporation                              6.75%                1/15/04                   1,000                930
 CMS Energy Corporation                              7.50%                1/15/09                   5,250              4,747
 The AES Corporation                                 9.50%                 6/1/09                   6,250              6,336
                                                                                                                    --------
                                                                                                                      15,813
                                                                                                                    --------
 Energy -- 2.7%
 Forest Oil Corporation                             10.50%                1/15/06                   1,250              1,269
 Ocean Energy Incorporated                          8.375%                 7/1/08                   4,000              3,860
 P&L Coal Holdings Corp.                            9.625%                5/15/08                   4,084              4,043
 Plains Resources Incorporated                      10.25%                3/15/06                   1,000                975
                                                                                                                    --------
                                                                                                                      10,147
                                                                                                                    --------
 Entertainment -- 1.2%
 AMC Entertainment Incorporated                      9.50%                 2/1/11                   2,000              1,765
 Booth Creek Ski Holdings Incorporated              12.50%                3/15/07                   3,750              2,700
                                                                                                                    --------
                                                                                                                       4,465
                                                                                                                    --------
 Environmental Services -- 1.9%
 Allied Waste North America Incorporated            7.875%                 1/1/09                   4,500              3,993
 Allied Waste North America Incorporated            10.00%                 8/1/09                   1,250              1,125/A/
 Safety-Kleen Corp.                                  9.25%                5/15/09                   2,100              2,032
                                                                                                                    --------
                                                                                                                       7,150
                                                                                                                    --------
 Financial Services -- 2.5%
 Sovereign Bancorp, Inc.                            10.50%               11/15/06                   5,325              5,432
 Willis Corroon Corporation                          9.00%                 2/1/09                   4,750              3,966
                                                                                                                    --------
                                                                                                                       9,398
                                                                                                                    --------
 Food -- 0.8%
 International Fast Foods Corporation               11.00%               10/31/07                   6,884              3,098/A,D,E/
                                                                                                                    --------

Legg Mason Income Trust, Inc.

 High Yield Portfolio -- Continued

                                                     Rate              Maturity Date            Par/Shares           Value
 -------------------------------------------------------------------------------------------------------------------------------
 Gaming -- 2.4%
 Harrahs Entertainment Inc.                         7.875%               12/15/05                $  1,500         $  1,444
 Hollywood Park Inc.                                 9.25%                2/15/07                   2,000            1,985
 Hollywood Park Inc.                                 9.50%                 8/1/07                   1,000              995/A/
 International Game Technology                      8.375%                5/15/09                   1,700            1,645
 Isle of Capri Casinos Inc.                          8.75%                4/15/09                   1,000              922
 Manning Real Estate Associates LLC                 15.00%                2/28/01                     767                0/D,F,G,H/
 Maritime Gaming L P                                15.00%                2/28/01                   1,151                0/D,F,G,H/
 Mohegan Tribal Gaming Authority                     8.75%                 1/1/09                   2,000            1,995
                                                                                                                  --------
                                                                                                                     8,986
                                                                                                                  --------
 Home Construction -- 0.6%
 Fortress Group                                     13.75%                5/15/03                   4,250            2,125
                                                                                                                  --------
 Industrial -- 2.9%
 Blount International Inc.                          13.00%                 8/1/09                   4,500            4,770/A/
 Holley Performance Products                        12.25%                9/15/07                   4,500            4,297/A/
 United Rentals Incorporated                         9.25%                1/15/09                   2,000            1,930
                                                                                                                  --------
                                                                                                                    10,997
                                                                                                                  --------
 Lodging -- 1.5%
 HMH Properties Incorporated                         8.45%                12/1/08                   6,000            5,580
                                                                                                                  --------
 Media -- 4.8%
 Brill Media Company, LLC                           12.00%               12/15/07                   3,000            1,740/B/
 Chancellor Media Corporation                        8.00%                11/1/08                   2,250            2,250
 Diva Systems Corporation                               0%                 3/1/08                   2,750            1,004/B/
 EchoStar Communications Corporation                9.375%                 2/1/09                   4,500            4,511
 Garden State Newspaper                             8.625%                 7/1/11                   2,000            1,822
 Mentus Media Corporation                           12.00%                 2/1/03                   6,726              673/D/
 Source Media Inc.                                  12.00%                11/1/04                   2,500            1,487/D/
 TV Guide Incorporated                              8.125%                 3/1/09                   4,500            4,489
                                                                                                                  --------
                                                                                                                    17,976
                                                                                                                  --------
 Metals -- 0.7%
 AK Steel Corporation                               7.875%                2/15/09                   2,850            2,715
                                                                                                                  --------
 Packaging -- 0.8%
 Packaging Corporation of America                   9.625%                 4/1/09                   3,000            3,094
                                                                                                                  --------
 Retail -- 2.0%
 Pour Le Bebe, Inc.                                 20.00%                6/30/99                   3,461              563/G,H/
 Pour Le Bebe, Inc.                                 13.00%                 8/9/01                   1,964              245/G,H/

                                                     Rate              Maturity Date            Par/Shares            Value
 -------------------------------------------------------------------------------------------------------------------------------
 Retail -- Continued
 Relax the Back Corporation                         11.00%                5/22/03                $  4,000         $  3,400/F,H/
 Relax the Back Corporation                         13.00%                5/22/03                   4,537            3,403/D,F,H/
                                                                                                                  --------
                                                                                                                     7,611
                                                                                                                  --------
 Supermarkets -- 0.6%
 Big V Supermarkets, Incorporated                   11.00%                2/15/04                   2,500            2,425
                                                                                                                  --------
 Technology -- 0.6%
 COMFORCE Corporation                               12.00%                12/1/07                   3,200            2,112
                                                                                                                  --------
 Telecommunications -- 18.6%
 Adelphia Business Solutions, Inc.                  12.00%                11/1/07                   4,500            4,747
 AirGate PCS, Inc.                                      0%                10/1/09                   4,276            2,395/B/
 Focal Communications Corporation                       0%                2/15/08                   1,500              983/B/
 Global Crossing Limited                             9.50%               11/15/09                   3,000            2,985/A/
 Hermes Europe RailTel                             10.375%                1/15/09                   4,000            3,960
 Intermedia Communications, Inc.                        0%                7/15/07                   6,750            4,961/B/
 Level 3 Communications Incorporated                    0%                12/1/08                   2,250            1,361/B/
 McLeodUSA Incorporated                             8.375%                3/15/08                   1,500            1,425
 McLeodUSA Incorporated                             8.125%                2/15/09                   1,000              938
 Metromedia Fiber Network, Inc.                     10.00%               12/15/09                   3,750            3,863
 Nextel Communications, Inc.                        9.375%               11/15/09                   4,500            4,432/A/
 NEXTLINK Communications Inc.                       10.75%                 6/1/09                   4,000            4,120
 Omnipoint Corporation                              11.50%                9/15/09                   2,000            2,160/A/
 Orion Network Systems, Inc.                        11.25%                1/15/07                   6,000            4,530
 Primus Telephone Group, Incorporated               12.75%               10/15/09                   4,500            4,669/A/
 PSINet Inc.                                        10.00%                2/15/05                   4,000            3,970
 PSINet Inc.                                        10.50%                12/1/06                     500              506/A/
 US Unwired Inc.                                        0%                11/1/09                   2,489            1,469/A,B/
 Verio Inc.                                        10.375%                 4/1/05                   2,000            2,020
 Verio Inc.                                        10.625%               11/15/09                   2,000            2,060/A/
 VoiceStream Wireless Corporation                  10.375%               11/15/09                   2,150            2,214/A/
 VoiceStream Wireless Corporation                       0%               11/15/09                   1,590              962/A,B/
 Williams Communications Group, Inc.               10.875%                10/1/09                   6,000            6,277
 Winstar Equipment II Corp.                         12.50%                3/15/04                   2,500            2,688
                                                                                                                  --------
                                                                                                                    69,695
                                                                                                                  --------
 Textiles -- 0.7%
 Westpoint Stevens Incorporated                     7.875%                6/15/05                   3,000            2,730
                                                                                                                  --------
 Transportation -- 1.3%
 Avis RentACar Incorporated                         11.00%                 5/1/09                   4,500            4,748
                                                                                                                  --------
 Total Corporate Bonds and Notes  (Identified Cost -- $315,628)                                                    282,197
 -------------------------------------------------------------------------------------------------------------------------------

 Legg Mason Income Trust, Inc.

 High Yield Portfolio -- Continued

                                                     Rate              Maturity Date            Par/Shares            Value
 -------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds/I/ -- 9.0%
 Airlines -- 0.8%
 Canadian Airlines Corporation                      12.25%                 8/1/06                $  5,350           $  3,050
                                                                                                                    --------
 Cable -- 1.6%
 Rogers Cablesystems Limited                        10.00%                12/1/07                   1,000              1,062
 Rogers Communications, Inc.                        8.875%                7/15/07                   2,500              2,519
 Telewest PLC                                           0%                10/1/07                   2,500              2,331/F/
                                                                                                                    --------
                                                                                                                       5,912
                                                                                                                    --------
 Chemicals -- 1.3%
 ZSC Specialty Chemicals PLC                        11.00%                 7/1/09                   4,750              4,952
                                                                                                                    --------
 Entertainment -- 0.9%
 V2 Music Holdings PLC                                  0%                4/15/08                   7,000              1,409/A,B/
 V2 Music Holdings PLC                                  0%                4/15/08                   6,000/J/           1,950/A,B/
                                                                                                                    --------
                                                                                                                       3,359
                                                                                                                    --------
 Finance -- 0.4%
 Petrozuata Finance Inc.                             8.22%                 4/1/17                   2,000              1,395
                                                                                                                    --------
 Media -- 1.0%
 United Pan Europe Communications N.V.             10.875%                 8/1/09                   3,500              3,587
                                                                                                                    --------
 Real Estate Investment Trusts -- 0.6%
 Trizec Finance Corporation Ltd.                   10.875%               10/15/05                   2,340              2,358
                                                                                                                    --------
 Telecommunications -- 2.4%
 Nuevo Grupo Isuacell S.A. de C.V.                  14.25%                12/1/06                   3,500              3,631/A/
 PTC  International Finance                             0%                 7/1/07                   1,700              1,131/B/
 Rogers Cantel Mobile Communications Inc.            8.30%                10/1/07                   4,500              4,477
                                                                                                                    --------
                                                                                                                       9,239
                                                                                                                    --------
 Total Yankee Bonds (Identified Cost -- $41,717)                                                                      33,852
 -------------------------------------------------------------------------------------------------------------------------------
Common Stocks -- 2.5%
 Food -- N.M.
 International Fast Foods Corporation                                                                  51 shs             36/K/
                                                                                                                    --------
 Pharmaceuticals -- 0.1%
 Unigene Labs, Inc.                                                                                   516                294/K/
                                                                                                                    --------
 Telecommunications -- 2.4%
 Global Crossing Limited                                                                              185              9,255/K/
                                                                                                                    --------
 Total Common Stocks (Identified Cost -- $2,074)                                                                       9,585
 -------------------------------------------------------------------------------------------------------------------------------

                                                     Rate                                       Par/Shares            Value
 -------------------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 4.9%
 Cable -- 1.2%
 News Corporation Limited                            5.00%                                             75 shs       $  4,430
                                                                                                                    --------
 Construction and Machinery -- 0.5%
 Clark Material Handling Company                    12.00%                                              7              1,582
 Morris Material Handling                           12.00%                                              3                316
                                                                                                                    --------
                                                                                                                       1,898
                                                                                                                    --------
 Industrial -- 0.9%
 High Voltage Engineering Corporation               14.25%                                              5              3,478/A,D/
                                                                                                                    --------
 Media -- 2.3%
 Paxson Communications Corporation                  12.25%                                              2              1,903
 Paxson Communications Corporation                  13.25%                                              1              5,471
 Source Media, Inc.                                 13.50%                                            120              1,204/A,D/
                                                                                                                    --------
                                                                                                                       8,578
                                                                                                                    --------
 Retail -- N.M.
 Relax the Back Corporation                         10.00%                                          1,702                  0/D,H/
                                                                                                                    --------
 Technology -- N.M.
 Viasystems Group Inc.                              10.75%                                           N.M.                  1/D/
                                                                                                                    --------
 Telecommunications -- N.M.
 IXC Communications Incorporated                    14.00%                                           N.M.                  3/A,D/
                                                                                                                    --------
 Total Preferred Stock (Identified Cost -- $33,026)                                                                   18,388
 -------------------------------------------------------------------------------------------------------------------------------
Warrants/K/ -- 0.5%
 Diva Systems Corporation                                                                               8 wts             66
 Firstworld Communications Incorporated                                                                 4                  0
 Global Telesystems Holdings Ltd.                                                                      10                  0
 Mentus Media Corporation                                                                              16                  0
 MMH Holdings Incorporated                                                                           N.M.                  0
 Pegasus Communications Corporation                                                                     4                266
 Primus Telecommunications Group                                                                        3                 60
 Relax the Back Corporation                                                                           654                  0/H/
 Relax the Back Corporation                                                                           653                  0/H/
 Source Media Incorporated                                                                             56              1,034
 Splitrock Services Incorporated                                                                        2                222
 Star Choice Communications                                                                            93                366
 Unigene Labs, Inc. -- C                                                                              125                  0
 Unigene Labs, Inc. -- D                                                                              125                  0

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                                                                Par/Shares            Value
 -------------------------------------------------------------------------------------------------------------------------------
Warrants/K/ -- Continued
 V2 Music Holdings PLC                                                                                  7 wts       $      0
 V2 Music Holdings PLC                                                                                  6                  0
                                                                                                                    --------
 Total Warrants  (Identified Cost -- $869)                                                                             2,014
 -------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 6.3%
 Lehman Brothers, Inc.
  3.75%, dated 12/31/99, to be repurchased at $3,525 on 1/3/00
  (Collateral: $3,595 Sallie Mae floating-rate notes,
  6.093%, due 2/17/00, value $3,670)                                                             $  3,524              3,524
 Merrill Lynch Government Securities, Inc.
  4.10%, dated 12/31/99, to be repurchased at $20,007 on 1/3/00
  (Collateral: $21,705 Fannie Mae medium-term notes,
  7.125%, due 12/3/12, value $20,523)                                                              20,000             20,000
                                                                                                                    --------
 Total Repurchase Agreements (Identified Cost -- $23,524)                                                             23,524
 -------------------------------------------------------------------------------------------------------------------------------
 Total Investments -- 98.3% (Identified Cost -- $416,838)                                                            369,560
 Other Assets Less Liabilities -- 1.7%                                                                                 6,209
                                                                                                                    --------
 Net assets consisting of:
 Accumulated paid-in capital applicable to:
  25,063 Primary Class shares outstanding                                                        $391,515
      45 Navigator Class shares outstanding                                                           713
 Under/(over) distributed net investment income                                                      (690)
 Accumulated net realized gain/(loss) on investments                                               31,922
 Unrealized appreciation/(depreciation) of investments                                            (47,691)
                                                                                                 --------
 Net assets -- 100.0%                                                                                               $375,769
                                                                                                                    ========
 Net asset value per share:
  Primary Class                                                                                                       $14.97
                                                                                                                      ======
  Navigator Class                                                                                                     $14.97
                                                                                                                      ======
 -------------------------------------------------------------------------------------------------------------------------------

 /A/Rule 144a Security -- A security purchased pursuant to Rule 144a under the
    Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional investors. These securities represent 18.5% of net assets.
 /B/Stepped coupon security -- A bond or preferred stock which amortizes to par by a specified date, at which time it begins to accrue interest or pay dividends.
 /C/Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity. /D/Payment-in-kind ("PIK") security -- A bond or preferred stock in which interest or dividends during the initial few years is paid in additional bonds or preferred stock rather than in cash.
 /E/Convertible bond -- Bond may be converted into common stock of the company. /F/Private placement.
 /G/Bond is in default as of December 31, 1999.
 /H/Illiquid security valued at fair value under procedures adopted by the Board of Directors.
 /I/Yankee Bonds -- Dollar-denominated bonds issued in the U.S. by foreign entities.
 /J/Bond is denominated in British pounds.
 /K/Non-income producing.
 N.M. - Not meaningful.

 See notes to financial statements.

Statements of Operations
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                                                                  Year Ended 12/31/99
                                                            ------------------------------------------------------------
                                                          U.S. Government          Investment Grade             High
                                                         Intermediate-Term              Income                  Yield
                                                              Portfolio                Portfolio               Portfolio
   ----------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                  $  21,376                 $  12,926               $  29,946
   Dividends                                                        31                        32                   3,710
                                                             ---------                 ---------               ---------
     Total income                                               21,407                    12,958                  33,656
                                                             ---------                 ---------               ---------
 Expenses:
   Management fee                                                1,875                     1,098                   2,799
   Distribution and service fees                                 1,663                       914                   2,150
   Transfer agent and shareholder servicing expense                141                       109                     216
   Audit and legal fees                                             58                        35                     172
   Custodian fee                                                   164                       161                     150
   Directors' fees                                                  10                         5                      10
   Registration fees                                                42                        51                      80
   Reports to shareholders                                          29                        18                      58
   Other expenses                                                   30                         5                       3
                                                             ---------                 ---------               ---------
                                                                 4,012                     2,396                   5,638
     Less fees waived                                             (648)                     (567)                     --
                                                             ---------                 ---------               ---------
     Total expenses, net of waivers                              3,364                     1,829                   5,638
                                                             ---------                 ---------               ---------
   NET INVESTMENT INCOME                                        18,043                    11,129                  28,018
                                                             ---------                 ---------               ---------
Net Realized and Unrealized Gain/(Loss) on Investments:
   Realized gain/(loss) on:
     Investments                                                (9,068)                   (4,803)                 70,521
     Options                                                       210                       249                      --
     Futures                                                     1,191                    (1,127)                     --
                                                             ---------                 ---------               ---------
                                                                (7,667)                   (5,681)                 70,521
                                                             ---------                 ---------               ---------
   Change in unrealized appreciation/(depreciation)
    of investments, options and futures                        (12,058)                   (6,779)                (59,732)
                                                             ---------                 ---------               ---------
   NET REALIZED AND UNREALIZED GAIN/(LOSS)
     ON INVESTMENTS                                            (19,725)                  (12,460)                 10,789
   ----------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING
     FROM OPERATIONS                                         $  (1,682)                $  (1,331)              $  38,807
   ----------------------------------------------------------------------------------------------------------------------

   See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                                         U.S. Government           Investment Grade               High
                                                        Intermediate-Term               Income                    Yield
                                                            Portfolio                  Portfolio                 Portfolio
                                                      ----------------------    ----------------------    -----------------------
                                                           Years Ended               Years Ended               Years Ended
                                                       12/31/99     12/31/98     12/31/99     12/31/98     12/31/99     12/31/98
   ------------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
   Net investment income                              $  18,043    $  17,751    $  11,129    $   8,128    $  28,018    $  38,145
   Net realized gain/(loss) on investments,
     options and futures                                 (7,667)       4,714       (5,681)       3,805       70,521      (38,643)
   Change in unrealized appreciation/(depreciation)
     of investments, options and futures                (12,058)      (1,083)      (6,779)      (2,304)     (59,732)     (13,340)
   ------------------------------------------------------------------------------------------------------------------------------
   Change in net assets resulting from operations        (1,682)      21,382       (1,331)       9,629       38,807      (13,838)
   Distributions to shareholders:
     From net investment income:
       Primary Class                                    (17,554)     (16,959)     (11,113)      (8,112)     (28,724)     (38,214)
       Navigator Class                                     (489)        (462)         (16)         (16)         (43)         (10)
     From net realized gain on investments                   --           --         (569)      (2,851)          --         (359)
     In excess of net investment income:
       Primary Class                                         --         (323)          --           --           --           --
       Navigator Class                                       --           (7)          --           --           --           --
   Change in net assets from Fund share transactions:
      Primary Class                                     (35,260)      48,243       27,497       48,378      (68,840)     104,134
      Navigator Class                                     2,199         (671)           1            4          622           91
   ------------------------------------------------------------------------------------------------------------------------------
   Change in net assets                                 (52,786)      51,203       14,469       47,032      (58,178)      51,804
Net Assets:
   Beginning of year                                    360,069      308,866      169,384      122,352      433,947      382,143
   ------------------------------------------------------------------------------------------------------------------------------
   End of year                                        $ 307,283    $ 360,069    $ 183,853    $ 169,384    $ 375,769    $ 433,947
   ------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income                $      --    $      --    $      90    $      72    $    (690)   $      59
   ------------------------------------------------------------------------------------------------------------------------------

   See notes to financial statements.

Financial Highlights
Legg Mason Income Trust, Inc.

  Contained below is per share operating performance data for a Navigator Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                      Investment Operations                             Distributions
                                            ----------------------------------------    ------------------------------------------
                                                          Net Realized
                                                         and Unrealized                                                 From
                                Net Asset       Net      Gain (loss) on     Total          From       In Excess          Net
                                 Value,     Investment    Investments,       From           Net         of Net        Realized
                                Beginning     Income         Options      Investment    Investment    Investment      Gain on
                                 of Year      (Loss)       and Futures    Operations      Income        Income      Investments
   -------------------------------------------------------------------------------------------------------------------------------
U.S. Government
 Intermediate-Term Portfolio
     Years Ended Dec. 31,
       1999                        $10.51       .59/A/          $ (.59)       $   --        $ (.59)        $  --          $  --
       1998                         10.40       .61/A/             .11           .72          (.60)         (.01)            --
       1997                         10.31       .65/A/             .09           .74          (.64)         (.01)            --
       1996                         10.47       .67/A/            (.16)          .51          (.66)         (.01)            --
       1995                          9.72       .62/A/             .75          1.37          (.62)           --             --
Investment Grade Income Portfolio
     Years Ended Dec. 31,
       1999                        $10.52       .66/B/          $ (.70)       $ (.04)       $ (.66)        $  --          $(.03)
       1998                         10.59       .66/B/             .12           .78          (.66)           --           (.19)
       1997                         10.22       .71/B/             .37          1.08          (.71)           --             --
       1996                         10.44       .70/B/            (.22)          .48          (.70)           --             --
       1995/C/                      10.32       .03/B/             .12           .15          (.03)           --             --
High Yield Portfolio
     Period From March 8
       to Dec. 31, 1999            $15.98         $.89          $ (.92)       $ (.03)       $ (.98)        $  --          $  --
     Period Ended
       January 28, 1999            $14.67         $.08          $  .72        $  .80        $ (.04)        $  --          $  --
     Period Ended
       Dec. 31, 1998/F/            $16.85         $.86          $(1.98)       $(1.12)       $(1.05)        $  --          $(.01)
   -------------------------------------------------------------------------------------------------------------------------------

                               Distributions                                      Ratios/Supplemental
                               -------------              ---------------------------------------------------------------------
                                                                                         Net
                                              Net Asset                              Investment                   Net Assets,
                                                Value,                Expenses      Income (loss)   Portfolio       End of
                                   Total        End of     Total     to Average      to Average      Turnover        Year
                               Distributions     Year      Return    Net Assets      Net Assets        Rate     (in thousands)
   ----------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
     Years Ended Dec. 31,
       1999                       $ (.59)       $ 9.92       .04%      .47%/A/        5.84%/A/         979%          $9,076
       1998                         (.61)        10.51      7.16%      .46%/A/        5.85%/A/         356%           7,340
       1997                         (.65)        10.40      7.45%      .45%/A/        6.40%/A/         252%           7,914
       1996                         (.67)        10.31      5.09%      .42%/A/        6.47%/A/         354%           8,082
       1995                         (.62)        10.47     14.45%      .44%/A/        6.08%/A/         290%           4,184
Investment Grade Income Portfolio
     Years Ended Dec. 31,
       1999                       $ (.69)       $ 9.79      (.33)%     .46%/B/        6.59%/B/         145%          $  238
       1998                         (.85)        10.52      7.57%      .45%/B/        6.24%/B/         279%             255
       1997                         (.71)        10.59     10.95%      .43%/B/        6.87%/B/         259%             252
       1996                         (.70)        10.22      4.88%      .41%/B/        6.99%/B/         383%             243
       1995/C/                      (.03)        10.44      1.42%/D/   .40%/B,E/      6.73%/B,E/       221%/E/          249
High Yield Portfolio
     Period From March 8
       to Dec. 31, 1999           $ (.98)       $14.97      (.20)%/D/  .82%/E/        7.19%/E/          78%/E/       $  673
     Period Ended
       January 28, 1999           $ (.04)       $15.43      5.47%/D/   .81%/E/        7.17%/E/         116%/E/       $    0
     Period Ended
       Dec. 31, 1998/F/           $(1.06)       $14.67     (6.91)%/D/  .79%/E/        8.68%/E/         107%/E/       $   65
   ----------------------------------------------------------------------------------------------------------------------------

   /A/ Net of fees waived by LMFA for expenses in excess of voluntary limitations of: 0.4% until April 30, 1995; 0.45% until April 30, 1996; and 0.50% until May 1, 1999. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1999, .66%; 1998, .65%; 1997, .66%; 1996,
       .69%; and 1995, .74%.
   /B/ Net of fees waived by LMFA for expenses in excess of voluntary limitations of: 0.4% until April 30, 1996, and 0.50% until May 1, 1999. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows:
       1999, .77%; 1998, .80%; 1997, .82%; 1996, .88%; and 1995, .82%.
   /C/ For the period December 1, 1995 (commencement of sale of Navigator Class shares) to December 31, 1995.
   /D/ Not annualized.
   /E/ Annualized.
   /F/ For the period May 5, 1998 (commencement of sale of Navigator Class shares) to December 31, 1998.

   See notes to financial statements.

   Notes to Financial Statements
   Legg Mason Income Trust, Inc.
   (Amounts in Thousands)

   ----------------------------------------------------------------------------
1. Significant Accounting Policies:

      The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      The Government Intermediate, Investment Grade and High Yield Portfolios consist of two classes of shares: Primary Class, offered since 1987, and Navigator Class, offered to certain institutional investors since December 1, 1994, December 1, 1995, and May 5, 1998, respectively. Information about the Navigator Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

   Security Valuation

      Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. In determining fair value, the Board and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At December 31, 1999, $7,611 or 2.0% of the High Yield Portfolio's net assets were valued by management in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

      With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

      The investments of Government Money Market are valued on the basis of amortized cost, so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

   Investment Income and Distributions to Shareholders

      Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and paid monthly for each Fund except High Yield, which will declare and pay dividends monthly. Net capital gain distributions, which are calculated at

   ----------------------------------------------------------------------------
   a Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At December 31, 1999, accrued dividends payable were as follows:
   Government Intermediate, $84; Investment Grade, $47; High Yield, $0; and Government Money Market, $27. There were no capital gain distributions payable at December 31, 1999.

   Security Transactions

      Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At December 31, 1999, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                                Receivable for        Payable for
                                Securities Sold   Securities Purchased
   -------------------------------------------------------------------
   Government Intermediate           $ --                 $  180
   Investment Grade                   185                  4,354
   High Yield                          --                     --

   Federal Income Taxes

      No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

   Use of Estimates

      Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:

      For the year ended December 31, 1999, investment transactions (excluding short-term investments) were as follows:

                                            Purchases                      Proceeds From Sales
                                --------------------------------    ---------------------------------
                                U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
   --------------------------------------------------------------------------------------------------
   Government Intermediate            $2,983,134        $ 65,955           $3,012,263       $105,755
   Investment Grade                      188,488         102,773              220,261         40,924
   High Yield                                 --         335,516                2,810        405,101

   Legg Mason Income Trust, Inc.

   ----------------------------------------------------------------------------

      At December 31, 1999, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                                                   Net Appreciation/
                                           Cost       Appreciation   Depreciation    (Depreciation)
   ----------------------------------------------------------------------------------------------------
   Government Intermediate               $316,294        $   250       $(10,642)        $(10,392)
   Investment Grade                       191,765          1,320         (7,638)          (6,318)
   High Yield                             416,883         15,413        (62,736)         (47,323)

      Unused capital loss carryforwards for federal income tax purposes at December 31, 1999, were as follows: Government Intermediate, $4,791 which expires 2002, $699 which expires 2003, and $4,880 which expires 2007; Investment Grade, $5,433 which expires 2007; and Government Money Market, $2 which expires 2006. High Yield has no capital loss carryforwards.

3. Repurchase Agreements:

      All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Options and Futures:

      As part of their investment programs, Government Intermediate and Investment Grade may utilize options and futures. Options may be written
   (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

      When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

   Purchased option:                 Impact on the Fund:
   The option expires                Realize a loss in the amount of the cost of the option.
   ------------------------------------------------------------------------------------------------------------
   The option is closed through a    Realize a gain or loss depending on whether the proceeds from the
   closing sale transaction          closing sale transaction are greater or less than the cost of the option.
   ------------------------------------------------------------------------------------------------------------
   The Fund exercises a call option  The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
   ------------------------------------------------------------------------------------------------------------
   The Fund exercises a put option   Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
   ------------------------------------------------------------------------------------------------------------

   ------------------------------------------------------------------------------------------------------------
   Written option:                      Impact on the Fund:
   The option expires                   Realize a gain equal to the amount of the premium received.
   ------------------------------------------------------------------------------------------------------------
   The option is closed through a       Realize a gain or loss without regard to any unrealized gain or loss
   closing purchase transaction         on the underlying security and eliminate the option liability. The
                                        Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
   ------------------------------------------------------------------------------------------------------------
   A written call option is exercised   Realize a gain or loss from the sale of the underlying security. The
   by the option purchaser              proceeds of that sale will be increased by the premium originally received when the option was written.
   ------------------------------------------------------------------------------------------------------------
   A written put option is exercised    The amount of the premium originally received will reduce the cost
   by the option purchaser              of the security that the Fund purchased when the option was exercised.
   ------------------------------------------------------------------------------------------------------------


      The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

      Activity in call and put options during the period was as follows:

                                                      Calls                    Puts
                                             ---------------------------------------------------
                                               Actual                   Actual
Government Intermediate                      Contracts    Premiums    Contracts    Premiums
------------------------------------------------------------------------------------------------
Options outstanding, December 31, 1998             --       $  --          182       $ 127
Options written                                 1,311         785       17,263         568
Options closed                                 (1,250)       (759)        (701)       (450)
Options expired                                   (61)        (26)         (68)        (26)
Options exercised                                  --          --          (76)        (53)
------------------------------------------------------------------------------------------------
Options outstanding, December 31, 1999             --       $  --       16,600       $ 166
------------------------------------------------------------------------------------------------

                                                      Calls                    Puts
                                             ---------------------------------------------------
                                               Actual                   Actual
Investment Grade                             Contracts    Premiums    Contracts    Premiums
------------------------------------------------------------------------------------------------
Options outstanding, December 31, 1998             17       $  16           48       $  76
Options written                                 3,360         451        4,816         194
Options closed                                   (463)       (350)        (201)       (204)
Options expired                                  (874)        (55)         (21)         (6)
Options exercised                              (2,040)        (62)         (42)        (14)
------------------------------------------------------------------------------------------------
Options outstanding, December 31, 1999             --       $  --        4,600       $  46
------------------------------------------------------------------------------------------------

   Legg Mason Income Trust, Inc.

   ----------------------------------------------------------------------------
      Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

      The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

      The open futures positions and related appreciation or depreciation at December 31, 1999, are listed at the end of U.S. Government Intermediate's and Investment Grade's respective statements of net assets.

5. Financial Instruments:

   Forward Currency Exchange Contracts

      As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

      Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

      At December 31, 1999, High Yield had no open forward currency exchange contracts.

6. Transactions With Affiliates:

      Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets listed below.

      LMFA has voluntarily agreed to waive its fees in any month (exclusive of taxes, interest, brokerage and extraordinary expenses) as shown in the following chart:

                                                                                             Year Ended
                                                                                          December 31, 1999   At December 31, 1999
                                                                                          -----------------   --------------------
                                                                                             Management            Management
                                  Management      Expense        Expense Limitation             Fees                  Fees
   Fund                              Fee        Limitation         Expiration Date             Waived               Payable
   --------------------------------------------------------------------------------------------------------------------------------
   Government Intermediate                                    May 1, 2000, or until net          $648                 $ 96
    Primary                           0.55%         1.00%     assets reach $400 million
    Navigator                         0.55%         0.50%
   Investment Grade                                           May 1, 2000, or until net           567                   45
    Primary                           0.60%         1.00%     assets reach $250 million
    Navigator                         0.60%         0.50%
   High Yield                                                            --                        --                  211
    Primary                           0.65%         None
    Navigator                         0.65%         None

      Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of: 40% of the management fee received by LMFA for Investment Grade; 77% for High Yield; and 30% for Government Money Market. For U.S. Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

      Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                                     At December 31, 1999
                                                                   ------------------------
                                    Distribution        Service    Distribution and Service
                                        Fee               Fee            Fees Payable
   -----------------------------------------------------------------------------------------
   Government Intermediate              0.25%            0.25%              $129
   Investment Grade                     0.25%            0.25%                78
   High Yield                           0.25%            0.25%               162

Investment Manager
   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Investment Adviser
   Western Asset Management Company
   Pasadena, CA

Board of Directors
   John F. Curley, Jr., Chairman
   Edmund J. Cashman, Jr., Vice Chairman
   Edward A.Taber, III, President
   Richard G. Gilmore
   Arnold L. Lehman
   Dr. Jill E. McGovern
   T. A. Rodgers

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services
   Boston, MA

Custodian
   State Street Bank & Trust Company
   Boston, MA

Counsel
   Kirkpatrick & Lockhart LLP
   Washington, D.C.

Independent Accountants
   PricewaterhouseCoopers LLP
   Baltimore, MD

   This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
                    -----------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 . 539 . 0000

LMF-056
2/00